Cover Page
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment			[    ]  Amendment Number:
This Amendment (Check only one.):  	[    ]  is a restatement.
					[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		WRH Partners Global Securities, L.P.
Address:		1776 On The Green
			67 Park Place, 9th Floor
			Morristown, NJ  07960

Form 13F File Number:  28-10149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cathy Markey
Title:		Counsel
Phone:		973-984-1233

Signature, Place, and Date of Signing:

Cathy Markey	 Morristown, NJ  07960		November 12, 2002

Report Type (Check only one.):

[  x   ]		13F Holdings Report
[      ]		13F Notice
[      ]		13F Combination Report

List of Other Managers Reporting for this Manager:  None

Summary Page
							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$59,683,000
List of Other Included Managers:			None

No. 13F File Number			Name



      									Form 13F Information Table


			Title of		Value		Shares/	SH/	Put/	INVSTMT   OTHER	   VOTING AUTHORITY
Name of Issuer		Class	Cusip		(x1000)		PRN AMT	PRN	Call	DSCRETN MANAGERS    SOLE  SHARED NONE

AT&T Wireless Service	Com	00209a106	338		82000		SH	SOLE		82000
America Movil ADR SeriesLADR	02364w105	809		66936		SH	SOLE		66936
Aracruz Celulose	Com	38496204	1026		70000		SH	SOLE		70000
Bellsouth		Com	079860102	1836		100000		SH	SOLE		100000
Brasil Telecom Particip ADR PFD 105530109	1052		47380		SH	SOLE		47380
British Telecom		Com	0140843		1344		52000		SH	SOLE		52000
China Mobile		Com	169428109	1177		104200		SH	SOLE		104200
Deutsche Telekom	ADR PFD	251566105	2756		333250		SH	SOLE		333250
Embratel Participacoes	ADR PFD	29081n100	611		1018851		SH	SOLE		1018851
Equant			Com	294409107	76		30000		SH	SOLE		30000
Ericsson		ADR	294821400	94		261212		SH	SOLE		261212
France Telecom		ADR	35177q105	1631		233700		SH	SOLE		233700
France Telecom-Equant	ADR	35177q204	373		30000		SH	SOLE		30000
Korea Telecom Corp.	ADR	50063p103	8750		394491		SH	SOLE		394491
MMO2			ADR	55309w101	229		37000		SH	SOLE		37000
Nokia Corp.		Com	654902204	1570		118500		SH	SOLE		118500
Portugal Telecom (reg'd)ADR	737273102	290		64617		SH	SOLE		64617
SBC Communications	Com	78387g103	3236		161000		SH	SOLE		161000
SK Mobile		ADR	78440p108	7511		353799		SH	SOLE		353799
Sonera			ADR	835433202	2094		517050		SH	SOLE		517050
Sprint Corp. PCS Group	Com	852061506	1266		646000		SH	SOLE		646000
Tele Cellular Sul ParticADR PFD	879238103	530		80287		SH	SOLE		80287
Tele Nordeste Cellular PADR PFD	87924w109	268		20965		SH	SOLE		20965


			Title of		Value		Shares/	SH/	Put/	INVSTMT  OTHER 	  VOTING AUTHORITY
Name of Issuer		Class	Cusip		(x1000)		PRN AMT	PRN	Call	DSCRETN  MANAGERS  SOLE SHARED  NONE

Tele Norte Leste Partic	ADR PFD	879246106	2109		398018		SH	SOLE		398018
Telebras		ADR	879287308	3528		246900		SH	SOLE		246900
Telecom Argentina	ADR	879273209	174		212175		SH	SOLE		212175
Telecom Italia		ADR	87927w106	2908		40750		SH	SOLE		40750
Telefonica de Venezuela	ADR	204421101	451		42795		SH	SOLE		42795
Telefonica Espana	ADR	879382208	3829		171391		SH	SOLE		171391
Telefonica Moviles	Com	4695532		406		70000		SH	SOLE		70000
Telefonos Mexicanos	ADR	879403780	3151		111936		SH	SOLE		111936
Telesp Cellular ParticipADR PFD	87952l108	172		94760		SH	SOLE		94760
Temple-Inland Inc	Com	879868107	966		25000		SH	SOLE		25000
Vodafone		ADR	92857w100	3122		243336		SH	SOLE		243336
						59683








Information Table